                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                 10020
    (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Daily Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended June 30, 2004

Market Conditions

Perhaps the most significant event of the six-month review period happened on its final day. On June 30, 2004, the Federal Open Market Committee (the "Fed") raised the federal funds rate target by 25 basis points, to 1.25 percent. Prior to that, the target rate had been at a multidecade low for a full year. Indeed, rates across the money market yield curve had steadily trended lower for several years. The Fed's change had been widely anticipated; at the end of the period the market reflected investors' general expectation that rates would rise still further in the coming months as a result of mounting inflationary pressures.

The municipal money markets for the period were largely mixed. At the outset of the period, the U.S. economy remained weak and state governments were facing severe budgetary difficulties. Across the board, municipalities were seeking ways to reduce expenditures and boost revenue through a variety of tactics, including new fees and taxes, refinancing of existing debt and, in some instances, borrowing to fund deficits. The economic and investment environment both showed marked improvement in the spring of 2004, when continued growth in employment and corporate profits alike resulted in improving outlooks for municipal tax revenues. The money market yield curve — the difference between short- and longer-term yields — steepened significantly over the first six months of 2004, reflecting the market's expectation of further strength in the U.S. economy.

The California municipal market entered the period on an upswing after the widely publicized election of Arnold Schwarzenegger as governor, and improved further as the new governor successfully implemented new policy initiatives aimed at easing the state's financial woes. Key among these measures was the issuance of $11 billion of economic recovery bonds, part of a total of $15 billion in deficit financing approved by voters that was intended to cover the state's accumulated budget shortfalls. The sale of these bonds, in both fixed-rate and variable-rate form, was highly successful. Spreads between California and national yield levels declined measurably for all maturities, producing outperformance for the state relative to national averages.

Performance Analysis

As of June 30, 2004, Morgan Stanley California Tax-Free Daily Income Trust had net assets of more than $221 million and an average portfolio maturity of 45 days. For the six-month period ended June 30, 2004, the Fund provided a total return of 0.16 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.54 percent, while its 30-day moving average yield for June was 0.52 percent. Past performance is no guarantee of future results .

We were largely cautious in managing the Fund's portfolio during the period, preferring to avoid the one-year segment of the money market in anticipation of further yield increases there. As a result, the Fund's portfolio ended the period with a weighted average maturity somewhat lower than has historically been the case at this point in the year. We chose to emphasize short-term variable-rate paper and shorter maturities of tax-exempt commercial paper in order to minimize the potential adverse effects of rising interest rates. Given California's budgetary challenges, we remained highly cautious in our security selection over the course of the review period.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	69.3%
Municipal Notes	15.4
Tax-Exempt Commercial Paper	15.3

MATURITY SCHEDULE
1 - 30 Days	80.3%
31 - 60 Days	1.3
61 - 90 Days	—
91 - 120 Days	—
121+ Days	18.4

Data as of June 30, 2004. Subject to change daily. All percentages for Portfolio Composition and Maturity Schedule are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its net assets in high quality, short-term securities that are municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (73.6%)
	ABAG Finance Authority for Nonprofit Corporations,
$2,000	Computer History Museum Ser 2002	1.17%	07/08/04	$2,000,000
4,500	Episcopal Homes Foundation Ser 2000 COPs	1.07	07/08/04	4,500,000
	California Economic Recovery,
2,100	Ser 2004 A ROCs II-R Ser 280 (FGIC)	1.10	07/08/04	2,100,000
5,000	Ser 2004 C-4	1.08	07/01/04	5,000,000
	California Educational Facilities Authority,
6,000	California Institute of Technology Ser 1994	1.05	07/08/04	6,000,000
8,275	Stanford University Ser L-2	0.95	07/08/04	8,275,000
2,600	California Health Facilities Financing Authority, Adventist Health System/West 1998 (MBIA) & 2002 Ser A	1.08	07/01/04	2,600,000
5,000	California Pollution Control Financing Authority, Chevron USA Inc Ser 1984 B	1.60	12/15/04	5,000,134
7,370	California Transit Finance Authority, Ser 1997 (FSA)	1.04	07/08/04	7,370,000
2,750	Irvine Unified School District Community Facilities District No. 01-1, South Irvine Communities Ser 2003	1.03	07/01/04	2,750,000
10,000	Los Angeles, Multifamily 1985 Ser K	1.06	07/08/04	10,000,000
5,000	Los Angeles, Wastewater System Ser 2001 B (FGIC)	1.15	12/09/04	5,000,000
5,000	Los Angeles Community Redevelopment Agency, Grand Promenade Ser 2002	1.06	07/08/04	5,000,000
	Los Angeles Department of Water & Power,
8,000	Power System 2001 Ser B Subser B-1	1.08	07/08/04	8,000,000
1,000	Power System 2001 Ser B Subser B-6	1.08	07/01/04	1,000,000
5,000	Water System 2001 Ser B Subser B-1	1.06	07/08/04	5,000,000
	Los Angeles Unified School District,
2,550	PT-1731 (MBIA)	1.11	07/08/04	2,550,000
3,615	PUTTERs Ser 425 (FSA)	1.11	07/08/04	3,615,000
7,700	Metropolitan Water District of Southern California, Water 2000 Ser B-2	1.00	07/08/04	7,700,000
5,000	Mountain View, Villa Mariposa Multifamily 1985 Ser A	1.12	07/08/04	5,000,000
9,600	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	1.03	07/08/04	9,600,000
7,000	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	1.08	07/08/04	7,000,000
2,100	Orange County Sanitation District, Ser 2000 B COPs	1.04	07/01/04	2,100,000
5,000	Pasadena, City Hall & Park Improvement Ser 2003 COPs (Ambac)	1.06	07/08/04	5,000,000
7,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	1.06	07/08/04	7,000,000

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$2,500	Roaring Fork Municipal Products California, Economic Recovery Class A Certificates Ser 2004-4 (FGIC)	1.11%	07/08/04	$2,500,000
5,515	Sacramento County, Administration Center & Courthouse Ser 1990 COPs	1.06	07/08/04	5,515,000
5,000	San Francisco City & County Redevelopment Agency, Bayside Village Multifamily Ser 1985 A	1.08	07/08/04	5,000,000
4,500	Southern California Public Power Authority, Transmission Refg Ser 2001 A (FSA)	1.00	07/08/04	4,500,000
	Turlock Irrigation District,
4,540	Ser 1988 A	1.03	07/08/04	4,540,000
3,200	Ser 2001 A COPs	1.08	07/08/04	3,200,000
3,530	Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R Ser 2130 (MBIA)	1.11	07/08/04	3,530,000
	Puerto Rico
5,200	Puerto Rico Highway & Transportation Authority, Transportation 1998 Ser A (Ambac)	1.00	07/08/04	5,200,000
	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $163,145,134)			163,145,134

		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE
	California Tax-Exempt Commercial Paper (16.2%)
10,000	California Infrastructure & Economic Development Bank, Salvation Army Western Territory Ser 2001	1.02%	11/17/04	1.02%	10,000,000
5,000	East Bay Municipal Utility District, Water Ser 1997	1.10	07/27/04	1.10	5,000,000
10,000	Los Angeles County Metropolitan Transportation Authority, 2nd Sub Sales Tax Ser A	1.08	07/19/04	1.08	10,000,000
	San Diego County Water Authority,
6,000	Ser 1	1.08	07/20/04	1.08	6,000,000
5,000	Ser 1	1.20	11/18/04	1.20	5,000,000
	Total California Tax-Exempt Commercial Paper (Cost $36,000,000)				36,000,000
	California Tax-Exempt Short-Term Municipal Notes (16.4%)
6,475	California, Ser 1994 (FGIC), dtd 11/01/94	7.00	11/01/04	1.22	6,727,914
	California School Cash Reserve Program Authority,
10,000	2003 Pool Ser A (Ambac), dtd 07/03/03	2.00	07/06/04	0.90	10,001,492
6,000	2004 Pool Ser A (Ambac), dtd 07/06/04 (WI)	3.00	07/06/05	1.60	6,082,620
4,000	Sacramento County, 2004 Ser A TRANs, dtd 07/01/04 (WI)	3.00	07/11/05	1.65	4,054,560

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments June 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Santa Cruz County,
$5,000	2003-2004 TRANs, dtd 07/02/03	2.00%	07/01/04	0.91%	$5,000,000
1,500	2004-2005 A TRANs, dtd 07/07/04 (WI)	3.00	07/06/05	1.62	1,520,310
	Puerto Rico
3,000	Puerto Rico, Ser 2003 TRANs, dtd 10/15/03	2.00	07/30/04	1.00	3,002,363
	Total California Tax-Exempt Short-Term Municipal Notes (Cost $36,389,259)				36,389,259
	Total Investments (Cost $235,534,393) (a) (b)			106.2%	235,534,393
	Liabilities in Excess of Other Assets			(6.2)	(13,674,922)
	Net Assets			100.0%	$221,859,471

COPs	Certificates of Participation.
PUTTERs	Putable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
WI	Security purchased on a when-issued basis.
†	Rate shown is the rate in effect at June 30, 2004.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $11,657,490 in connection with the purchase of when-issued securities.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $235,534,393)	$235,534,393
Cash	86,786
Interest receivable	616,692
Prepaid expenses and other assets	38,018
Total Assets	236,275,889
Liabilities:
Payable for:
Investments purchased	11,657,490
Shares of beneficial interest redeemed	2,566,683
Investment management fee	78,156
Distribution fee	20,317
Accrued expenses and other payables	93,772
Total Liabilities	14,416,418
Net Assets	$221,859,471
Composition of Net Assets:
Paid-in-capital	$221,857,546
Accumulated undistributed net investment income	1,925
Net Assets	$221,859,471
Net Asset Value Per Share, 221,849,712 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the six months ended June 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$1,170,092
Expenses
Investment management fee	591,471
Distribution fee	117,797
Transfer agent fees and expenses	52,429
Professional fees	33,246
Shareholder reports and notices	21,646
Custodian fees	6,492
Registration fees	5,541
Trustees' fees and expenses	5,187
Other	5,841
Total Expenses	839,650
Less: amounts waived	(43,465)
Less: expense offset	(6,325)
Net Expenses	789,860
Net Investment Income	$380,232

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$380,232	$820,301
Dividends to shareholders from net investment income	(380,291)	(820,367)
Net decrease from transactions in shares of beneficial interest	(27,636,379)	(25,775,139)
Net Decrease	(27,636,438)	(25,775,205)
Net Assets:
Beginning of period	249,495,909	275,271,114
End of Period (Including accumulated undistributed net investment income of $1,925 and $1,984, respectively)	$221,859,471	$249,495,909

See Notes to Financial Statements

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

Effective May 1, 2004, the Investment Manager has agreed to assume all operating expenses and to waive the compensation provided for its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund.

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 2004, aggregated $277,112,411 and $291,390,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,686. At June 30, 2004, the Fund had an accrued pension liability of $59,574 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Financial Statements June 30, 2004 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004	FOR THE YEAR ENDED DECEMBER 31, 2003
	(unaudited)
Shares sold	223,768,074	387,832,372
Shares issued in reinvestment of dividends	380,291	820,367
	224,148,365	388,652,739
Shares redeemed	(251,784,744)	(414,427,878)
Net decrease in shares outstanding	(27,636,379)	(25,775,139)

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley California Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEAR ENDED DECEMBER 31,
			2003		2002	2001	2000	1999
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net income from investments operations	0.002		0.003		0.007	0.017	0.028	0.023
Less dividends from net investment income	(0.002)		(0.003)		(0.007)	(0.017)	(0.028)	(0.023)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Total Return	0.16	% (1)	0.33%		0.71%	1.76%	2.86%	2.28%
Ratios to Average Net Assets:
Expenses (before expense offset)	0.67	% (2)(4)	0.70	% (3)	0.69%	0.69%	0.69%	0.72	% (3)
Net investment income	0.32	% (2)(4)	0.33%		0.70%	1.72%	2.81%	2.25%
Supplemental Data:
Net assets, end of period, in thousands	$221,859		$249,496		$275,271	$275,985	$272,990	$281,541

(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	If the Investment Manager had not waived a portion of its fee, the annualized expense and net investment income ratios would have been 0.71% and 0.28%, respectively.

See Notes to Financial Statements

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

38555RPT-RA04-0047OP-Y06/04	MORGAN STANLEY FUNDS
Morgan Stanley California Tax-Free Daily Income Trust Semiannual Report June 30, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

//s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley California
     Tax-Free Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley California
     Tax-Free Daily Income Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  August 19, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                    /s/ Ronald E. Robison
                                        ---------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley California Tax-Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended June 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: August 19, 2004                        /s/ Francis Smith
                                             ----------------------
                                             Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley California Tax-Free Daily Income Trust and will be retained by Morgan Stanley California Tax-Free Daily Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       9